6. Intangible Assets (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Amortization expense	$ 28,183	$ 0	$ 28,297
License [Member]
Amortizion Period	5 years		5 years
Customer Relationships [Member]
Amortizion Period	3 years		3 years